SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities
Balance at beginning of year	$ 867,132	$ 227,371
Additions	847,945	664,259
Recognized to revenue during the year	(721,180)	(26,962)
Exchange adjustment	2,629	2,464
Balance at end of year	$ 996,526	$ 867,132